BUSINESS COMBINATIONS - Additional information (Details) - USD ($) $ in Thousands	1 Months Ended
	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2022
BUSINESS COMBINATIONS
Property and equipment		$ 4	$ 12
Acquisition of a subsidiary, net of cash acquired		4,367	$ 4,183
9T Technologies LLC
BUSINESS COMBINATIONS
Acquisition related costs		42
9T Technologies LLC | Fair Value at Closing
BUSINESS COMBINATIONS
Cash		127
Current assets		52
Property and equipment		4
Customer relations		850
Technology		1,763
Goodwill		5,723
Current liabilities		(29)
Acquisition of a subsidiary, net of cash acquired		$ 8,490
Clearit Customs Services, Inc
BUSINESS COMBINATIONS
Acquisition related costs	$ 135
Clearit Customs Services, Inc | Fair Value at Closing
BUSINESS COMBINATIONS
Cash	817
Current assets	559
Property and equipment	12
Customer relations	1,972
Technology	3,762
Goodwill	7,607
Current liabilities	(1,551)
Acquisition of a subsidiary, net of cash acquired	$ 13,178